Schedule of Net Licenses (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
License	$ 3,261,122	$ 153,552	$ 153,552
Accumulated amortization	(215,669)	(24,477)	(13,182)
Licenses, net	$ 3,045,453	$ 129,075	$ 140,370